ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Company's subsidiaries, VIEs and VIEs' subsidiaries

As of December 31, 2012, the Company's subsidiaries, VIEs and VIEs' subsidiaries included the following entities:

	Date of incorporation/ acquisition	Place of incorporation	Percentage of legal ownership
Subsidiaries:
Bona International Film Group Limited ("Bona International")	December 13, 2006	BVI	100%
Alpha Speed Limited	July 1, 2011	BVI	100%
Beijing Bona New World Media Technology Co., Ltd. ("Bona New World")	June 7, 2007	PRC	100%
Bona Entertainment Co., Ltd. ("Bona Entertainment")	July 1, 2008	Hong Kong	100%
Distribution Workshop (BVI) Ltd. ("Distribution Workshop BVI")	June 29, 2007	BVI	51%
Distribution Workshop (HK) Ltd. ("Distribution Workshop HK")	May 31, 2007	Hong Kong	51%
Bona Production Co., Ltd. ("Bona Production")	July 21, 2010	Hong Kong	100%
Film Investments Limited	October 29, 2012	Hong Kong	100%
DW2 Limited	October 29, 2012	Hong Kong	100%
VIEs:
Beijing Baichuan Film Distribution Co., Ltd. ("Baichuan") (previously named "Beijing PolyBona Film Distribution Co. Ltd.")	November 18, 2003	PRC	0%
Bona Film Group Co., Ltd. (PRC) ("Bona Film") (previously named "Beijing Bona Film and Culture Communication Co., Ltd.")	August 1, 2003	PRC	0%
Beijing Bona Advertising Co., Ltd. ("Bona Advertising")	April 28, 2005	PRC	0%
Cinema Popular Limited ("Cinema Popular")	October 15, 2008	Hong Kong	50%
VIEs' subsidiaries:
Zhejiang Bona Film and Television Production Co., Ltd. ("Zhejiang Bona")	December 5, 2008	PRC	0%
Beijing Bona Xingyi Culture Agency Co., Ltd. ("Bona Xingyi") (previously named "Beijing Bona Yinglong Culture Agency Co., Ltd.")	June 25, 2008	PRC	0%
Beijing Bona International Cineplex Investment and Management Co., Ltd. ("Beijing Bona Cineplex")	November 14, 2005	PRC	0%
Beijing Bona Youtang Cineplex Management Co., Ltd. ("Bona Youtang")	April 13, 2009	PRC	0%
Shijiazhuang Bona Cinema Investment Management Co., Ltd. ("Shijiazhuang Cinema")	August 27, 2009	PRC	0%
Shenzhen Bona Shidai Cinema Investment Management Co., Ltd. ("Shenzhen Cinema")	December 11, 2009	PRC	0%
Shanghai Bona Yinxing Cinema Development Co., Ltd. ("Shanghai Cinema")	March 5, 2008	PRC	0%
Xi'an Huitong Bona Film Culture Media Co., Ltd. ("Xi'an Huitong")	October 18, 2010	PRC	0%
Beijing Bona Starlight Cineplex Management Co., Ltd. ("Bona Starlight")	July 1, 2011	PRC	0%
Beijing Bona Shunjing Cineplex Management Co., Ltd. ("Shunjng Cinema")	July 1, 2011	PRC	0%
Beijing Bona Huixin Cineplex Management Co., Ltd. ("Huixin Cinema")	July 1, 2011	PRC	0%
Tianjin Bona Jinkang Cineplex Management Co., Ltd. ("Jinkang Cinema")	July 1, 2011	PRC	0%
Chongqing Bona Yuexin Cineplex Management Co., Ltd. ("Yuexin Cinema")	July 1, 2011	PRC	0%
Changsha Mango Bona Cineplex Management Co., Ltd. ("Mangguo Cinema")	July 1, 2011	PRC	0%
Beijing Bona Jingpin Cineplex Management Co., Ltd. ("Jingpin Cinema")	November 8, 2011	PRC	0%
Beijing Bona Tianshi Cineplex Management Co., Ltd. ("Tianshi Cinema")	November 29, 2011	PRC	0%
Dongguan Bona Dongsheng Cineplex Investment Co., Ltd. ("Dongsheng Cinema")	December 1, 2011	PRC	0%
Tianjin Nongken Bona Film Investment Co., Ltd. ("Tianjin Nongken")	April 20, 2012	PRC	0%
Shanghai Bona Zhongyuan Management and Consulting Co., Ltd. ("Shanghai Zhongyuan")	May 24, 2012	PRC	0%
Suzhou Bona Lifeng Cineplex Management Co., Ltd. ("Suzhou Lifeng")	June 27, 2012	PRC	0%
Tianjin Bona Culture Media Co., Ltd. ("Bona Tianjin")	July 18, 2012	PRC	0%
Fenghua Bona Cineplex Management Co., Ltd. ("FengHua Bona")	August 17, 2012	PRC	0%

Schedule of affiliated consolidated entities by year of establishment

Year of establishment	PRC affiliated entities	Principal activities
2003	Beijing Baichuan Film Distribution Co., Ltd.	Films distribution
2003	Bona Film Group Co., Ltd. (PRC)	Movie theater business, talent agency services and television production
2005	Beijing Bona Advertising Co., Ltd.	Film related advertising sales

Schedule of consolidated information of the VIEs and their subsidiaries of the entity

	December 31,
	2011	2012
Cash and cash equivalents	5,919,594	14,691,945
Accounts receivable, net	40,710,735	37,626,422
Prepaid expense and other current assets	11,454,369	14,626,701
Total current assets	59,616,184	73,351,336
Distribution rights	1,609,455	491,723
Production costs	44,264,090	53,248,207
Property and equipment, net	40,100,479	60,147,104
Total non-current assets	96,409,193	150,879,449
Total assets	156,025,377	224,230,785

Total current liabilities	76,539,817	92,841,657
Total non-current liabilities	413,219	8,279,476

Total liabilities	76,953,036	101,121,133

	Years ended December 31,
	2010	2011	2012
Net revenue	44,326,027	116,911,572	132,455,191

Net income	11,210,654	18,046,991	5,358,332

	Years ended December 31,
	2010	2011	2012
Net cash (used in) provided by operating activities	(17,350,381)	33,427,159	17,747,686
Net cash used in investing activities	(3,245,910)	(17,137,921)	(22,238,836)
Net cash provided by (used in) financing activities	19,006,317	(12,406,973)	13,263,501